Supplemental Cash Flow Inforamation (Details) - Schedule of supplemental information	9 Months Ended
Oct. 31, 2021 USD ($)
Supplemental information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Offering costs included in accounts payable and liabilities	53,725
Acquisition of assets for common shares	1,367,668
Shares issued to finder	323,913
Warrants issued pursuant to the September and Distribution Agreement	$ 284,500